UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-23434

____________________________________________________

RIVERNORTH MANAGED DURATION MUNICIPAL INCOME FUND, INC.

____________________________________________________

(Exact name of registrant as specified in charter)

325 North LaSalle Street, Suite 645, Chicago, Illinois 60654

____________________________________________________

(Address of principal executive offices)      (Zip code)

Marc L. Collins

325 North LaSalle Street, Suite 645

Chicago, Illinois 60654

____________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 832-1440

Date of fiscal year end: June 30

Date of reporting period: July 1, 2019 - June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b 1-4 thereunder (17 CFR 270.30b 1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44U.S.C. § 3507.

Item 1	Proxy Voting Record

See below

Investment Company Report

NUVEEN OHIO QUALITY MUNICIPAL INCOME FD
Security	670980101	Meeting Type	Contested-Annual
Ticker Symbol	NUO	Meeting Date	05-Dec-2019
ISIN	US6709801012	Agenda	935086303 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	Judith M. Stockdale
2	Carole E. Stone
3	Margaret L. Wolff
2.	If properly presented at the meeting, a shareholder proposal to declassify the Board of Trustees, so that all Trustees are elected on an annual basis.	Shareholder

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1J	RN MANAGED DUR MUNI INC FUND	997RV1J	STATE STREET BANK & TRUST CO	37,215	0
997RV1J	RN MANAGED DUR MUNI INC FUND	997RV1J	STATE STREET BANK & TRUST CO	37,215	0
NUVEEN OHIO QUALITY MUNICIPAL INCOME FD
Security	670980101	Meeting Type	Contested-Annual
Ticker Symbol	NUO	Meeting Date	05-Dec-2019
ISIN	US6709801012	Agenda	935087216 - Opposition

Item	Proposal	Proposed by	Vote	For/Against Management
1	DIRECTOR	Management	Split
1	David Basile	Split
2	Peter Borish	Split
3	Charles Clarvit	Split
2	For the Board to consider declassifying the Board so that all trustees are elected on an annual basis starting at the next annual meeting of shareholders.	Management	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1J	RN MANAGED DUR MUNI INC FUND	997RV1J	STATE STREET BANK & TRUST CO	37,215	0	30-Oct-2019	30-Oct-2019
NUVEEN TX QUALITY INCOME MUNICIPAL FD
Security	670983105	Meeting Type	Annual
Ticker Symbol	NTX	Meeting Date	05-Dec-2019
ISIN	US6709831050	Agenda	935097736 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	DIRECTOR	Management	Split	Split
1	Judith M. Stockdale	Split	Split
2	Carole E. Stone	Split	Split
3	Margaret L. Wolff	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1J	RN MANAGED DUR MUNI INC FUND	997RV1J	STATE STREET BANK & TRUST CO	202,958	0	04-Dec-2019	04-Dec-2019
NUVEEN ARIZONA QUALITY MUNICIPAL INC FD
Security	67061W104	Meeting Type	Annual
Ticker Symbol	NAZ	Meeting Date	05-Dec-2019
ISIN	US67061W1045	Agenda	935097736 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	DIRECTOR	Management	Split	Split
1	Judith M. Stockdale	Split	Split
2	Carole E. Stone	Split	Split
3	Margaret L. Wolff	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1J	RN MANAGED DUR MUNI INC FUND	997RV1J	STATE STREET BANK & TRUST CO	20,944	0	04-Dec-2019	04-Dec-2019
NUVEEN PENNSYLVANIA QLTY MUNI INC FD INC
Security	670972108	Meeting Type	Annual
Ticker Symbol	NQP	Meeting Date	05-Dec-2019
ISIN	US6709721087	Agenda	935097736 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	DIRECTOR	Management	Split	Split
1	Judith M. Stockdale	Split	Split
2	Carole E. Stone	Split	Split
3	Margaret L. Wolff	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1J	RN MANAGED DUR MUNI INC FUND	997RV1J	STATE STREET BANK & TRUST CO	644,890	0	04-Dec-2019	04-Dec-2019
NUVEEN CALIFORNIA QUALITY MUNI INC FD
Security	67066Y105	Meeting Type	Annual
Ticker Symbol	NAC	Meeting Date	05-Dec-2019
ISIN	US67066Y1055	Agenda	935097736 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	DIRECTOR	Management	Split	Split
1	Judith M. Stockdale	Split	Split
2	Carole E. Stone	Split	Split
3	Margaret L. Wolff	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1J	RN MANAGED DUR MUNI INC FUND	997RV1J	STATE STREET BANK & TRUST CO	241,920	0	04-Dec-2019	04-Dec-2019
NUVEEN MICHIGAN QLTY MUNI INC FD INC
Security	670979103	Meeting Type	Annual
Ticker Symbol	NUM	Meeting Date	05-Dec-2019
ISIN	US6709791031	Agenda	935097736 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	DIRECTOR	Management	Split	Split
1	Judith M. Stockdale	Split	Split
2	Carole E. Stone	Split	Split
3	Margaret L. Wolff	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1J	RN MANAGED DUR MUNI INC FUND	997RV1J	STATE STREET BANK & TRUST CO	340,825	0	04-Dec-2019	04-Dec-2019
EATON VANCE NY MUNICIPAL INCOME TRUST
Security	27826W104	Meeting Type	Annual
Ticker Symbol	EVY	Meeting Date	19-Mar-2020
ISIN	US27826W1045	Agenda	935125799 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	William H. Park	Split	Split
2	Helen Frame Peters	Split	Split
3	Keith Quinton	Split	Split
4	Marcus L. Smith	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1J	RN MANAGED DUR MUNI INC FUND	997RV1J	STATE STREET BANK & TRUST CO	72,921	0	18-Mar-2020	18-Mar-2020
ALLIANCEBERNSTEIN NAT MUNI INCOME FD INC
Security	01864U106	Meeting Type	Annual
Ticker Symbol	AFB	Meeting Date	30-Mar-2020
ISIN	US01864U1060	Agenda	935135079 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Robert M. Keith	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1J	RN MANAGED DUR MUNI INC FUND	997RV1J	STATE STREET BANK & TRUST CO	389,707	0	27-Mar-2020	27-Mar-2020
NUVEEN MARYLAND QUALITY MUNICIPAL INC FD
Security	67061Q107	Meeting Type	Annual
Ticker Symbol	NMY	Meeting Date	22-Apr-2020
ISIN	US67061Q1076	Agenda	935139394 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	DIRECTOR	Management	Split	Split
1	John K. Nelson	Split	Split
2	Terence J. Toth	Split	Split
3	Robert L. Young	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1J	RN MANAGED DUR MUNI INC FUND	997RV1J	STATE STREET BANK & TRUST CO	376,142	0	21-Apr-2020	21-Apr-2020
PUTNAM MANAGED MUNICIPAL INCOME TRUST
Security	746823103	Meeting Type	Annual
Ticker Symbol	PMM	Meeting Date	24-Apr-2020
ISIN	US7468231037	Agenda	935168890 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	Fixing the number of Trustees at 11.	Management	Split	Split
1B.	DIRECTOR	Management	Split	Split
1	Liaquat Ahamed	Split	Split
2	Ravi Akhoury	Split	Split
3	Barbara M. Baumann	Split	Split
4	Catharine Bond Hill	Split	Split
5	Paul L. Joskow	Split	Split
6	Kenneth R. Leibler	Split	Split
7	Robert L. Reynolds	Split	Split
8	Manoj P. Singh	Split	Split
9	Mona K. Sutphen	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1J	RN MANAGED DUR MUNI INC FUND	997RV1J	STATE STREET BANK & TRUST CO	41,306	0	23-Apr-2020	23-Apr-2020

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverNorth Managed Duration Municipal Income Fund, Inc.

/s/ Patrick W. Galley
By: Patrick W. Galley
Title: President and Chairman of the Board

Date: August 27, 2020